Financial instruments and risk management - Summary of Financial Liabilities by Category (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities	£ 10,601	£ 7,426
Trade and Other Payables
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities	10,464	7,085
Lease Liability
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities	£ 137	£ 341